Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of the period	$ 5,589
Balance at end of the period	4,685	$ 5,589
Spaipa SA Industria Brasileira de Bebidas
Disclosure of financial liabilities [line items]
Reversal of indemnifiable items			$ (899)
Indirect taxes
Disclosure of financial liabilities [line items]
Balance at beginning of the period	2,845	3,153	5,062
Penalties and other charges	109	77	0
New contingencies	249	314	489
Cancellation and expiration	(738)	(77)	(153)
Payments	(473)	(237)	(218)
Reversal of indemnifiable items	0	0	(1,177)
Effects of changes in foreign exchange rates	(16)	(385)	(850)
Balance at end of the period	1,976	2,845	3,153
Labor
Disclosure of financial liabilities [line items]
Balance at beginning of the period	1,807	1,857	2,455
Penalties and other charges	81	309	233
New contingencies	571	526	249
Contingencies added in business combination	67	0	0
Cancellation and expiration	(443)	(445)	(61)
Payments	(320)	(360)	(592)
Effects of changes in foreign exchange rates	(60)	(80)	(427)
Balance at end of the period	1,703	1,807	1,857
Legal
Disclosure of financial liabilities [line items]
Balance at beginning of the period	937	1,293	1,337
Penalties and other charges	63	68	8
New contingencies	141	35	362
Contingencies added in business combination	158	0	0
Cancellation and expiration	(146)	(364)	(141)
Payments	(110)	(97)	(111)
Effects of changes in foreign exchange rates	(37)	2	(162)
Balance at end of the period	$ 1,006	$ 937	$ 1,293